Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Earnings (loss) before income taxes	$ (24,473)	$ (18,178)
Canadian [Member]
Earnings (loss) before income taxes	(11,574)	(6,042)
Foreign [Member]
Earnings (loss) before income taxes	$ (12,899)	$ (12,136)